Operating costs and non-underlying items - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Gross Profit And Operating Costs [Abstract]
Exchange gains/(losses)	€ 41	€ 49	€ 214